American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2026

Small Company Fund - Schedule of Investments
MARCH 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.5%
Ducommun, Inc.(1)	3,555	433,710
V2X, Inc.(1)	4,375	299,688
		733,398
Automobile Components — 1.1%
Adient PLC(1)	17,853	360,809
Dauch Corp.(1)	56,255	333,592
Fox Factory Holding Corp.(1)	20,829	342,846
Garrett Motion, Inc.	31,401	570,556
Gentherm, Inc.(1)	5,168	143,567
		1,751,370
Banks — 7.8%
Bank of NT Butterfield & Son Ltd.	15,636	820,577
BankUnited, Inc.	36,575	1,651,727
Burke & Herbert Financial Services Corp.	4,573	284,852
Byline Bancorp, Inc.	12,944	408,642
First BanCorp	18,792	401,397
First Financial Bancorp	36,290	1,011,765
First Financial Corp.	6,872	434,310
Fulton Financial Corp.	38,117	775,300
Hanmi Financial Corp.	14,549	383,512
Heritage Financial Corp.	9,717	252,642
Hope Bancorp, Inc.	57,751	645,079
International Bancshares Corp.	5,755	387,254
Mercantile Bank Corp.	5,394	272,397
Metropolitan Bank Holding Corp.	7,108	592,025
Northwest Bancshares, Inc.	29,783	377,946
OFG Bancorp	10,933	442,349
Peoples Bancorp, Inc.	16,804	552,348
Popular, Inc.	2,859	383,592
Provident Financial Services, Inc.	45,215	956,750
QCR Holdings, Inc.	5,907	504,753
Simmons First National Corp., Class A	4,053	78,831
Tompkins Financial Corp.	2,557	201,594
TriCo Bancshares	9,869	469,172
		12,288,814
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	3,217	616,828
Biotechnology — 8.0%
Alkermes PLC(1)	61,088	2,160,072
Amicus Therapeutics, Inc. (1)	69,008	997,856
Aurinia Pharmaceuticals, Inc.(1)	55,672	825,059
Biohaven Ltd.(1)	11,034	93,348
CareDx, Inc.(1)	25,312	439,416
Caris Life Sciences, Inc.(1)(2)	14,940	267,127
Catalyst Pharmaceuticals, Inc.(1)	37,748	934,640
Halozyme Therapeutics, Inc.(1)	7,560	488,603
Ideaya Biosciences, Inc.(1)	38,485	1,282,320
Intellia Therapeutics, Inc.(1)(2)	11,721	150,263
Kodiak Sciences, Inc.(1)	10,356	394,771

Kura Oncology, Inc.(1)	38,976	316,875
Monte Rosa Therapeutics, Inc.(1)	22,353	367,707
Myriad Genetics, Inc.(1)	2,297	10,337
Protagonist Therapeutics, Inc.(1)	3,357	353,828
Sarepta Therapeutics, Inc.(1)	19,190	417,574
Stoke Therapeutics, Inc.(1)	21,391	696,491
Travere Therapeutics, Inc.(1)	22,816	677,863
Ultragenyx Pharmaceutical, Inc.(1)	21,375	447,806
Veracyte, Inc.(1)	26,446	851,826
Zymeworks, Inc.(1)	17,424	436,297
		12,610,079
Broadline Retail — 0.1%
Etsy, Inc.(1)	3,779	188,874
Building Products — 1.6%
Apogee Enterprises, Inc.	10,433	349,923
Griffon Corp.	8,149	592,269
Janus International Group, Inc.(1)	65,529	337,474
Owens Corning	5,478	592,829
Quanex Building Products Corp.	22,953	412,466
Resideo Technologies, Inc.(1)	5,613	189,214
		2,474,175
Capital Markets — 4.0%
Acadian Asset Management, Inc.	17,639	959,914
Artisan Partners Asset Management, Inc., Class A	30,578	1,112,733
Donnelley Financial Solutions, Inc.(1)	11,207	528,298
Hamilton Lane, Inc., Class A	7,262	721,843
Patria Investments Ltd., Class A(2)	2,505	31,563
PJT Partners, Inc., Class A	10,048	1,403,907
StoneX Group, Inc.(1)	18,441	1,487,267
Victory Capital Holdings, Inc., Class A	1,874	122,709
		6,368,234
Chemicals — 1.8%
Ecovyst, Inc.(1)	40,867	525,550
Ingevity Corp.(1)	12,593	896,999
Perimeter Solutions, Inc.(1)	5,095	124,420
Scotts Miracle-Gro Co.	20,900	1,270,929
		2,817,898
Commercial Services and Supplies — 2.3%
Brink's Co.	4,061	420,842
Cimpress PLC(1)	8,184	597,432
CoreCivic, Inc.(1)	23,740	448,924
Deluxe Corp.	27,608	760,324
Healthcare Services Group, Inc.(1)	33,367	618,958
Interface, Inc.	10,220	254,682
MillerKnoll, Inc.	32,631	471,844
		3,573,006
Communications Equipment — 3.4%
ADTRAN Holdings, Inc.(1)	34,945	439,608
Calix, Inc.(1)	28,433	1,392,933
Extreme Networks, Inc.(1)	21,518	324,491
NetScout Systems, Inc.(1)	33,800	1,074,502
Viasat, Inc.(1)	8,930	408,994
Viavi Solutions, Inc.(1)	53,907	1,794,025
		5,434,553

Construction and Engineering — 6.3%
Argan, Inc.	2,758	1,502,145
EMCOR Group, Inc.	1,894	1,398,359
Granite Construction, Inc.	12,351	1,480,638
IES Holdings, Inc.(1)	356	169,623
MYR Group, Inc.(1)	2,406	679,262
Primoris Services Corp.	8,886	1,271,053
Sterling Infrastructure, Inc.(1)	6,276	2,556,027
Tutor Perini Corp.	11,535	890,387
		9,947,494
Consumer Finance — 2.1%
Dave, Inc.(1)	1,036	180,357
Enova International, Inc.(1)	13,238	1,798,118
FirstCash Holdings, Inc.	3,750	705,000
OneMain Holdings, Inc.	2,970	158,865
PROG Holdings, Inc.	14,752	423,235
		3,265,575
Consumer Staples Distribution & Retail — 2.2%
Andersons, Inc.	14,742	1,058,181
Maplebear, Inc.(1)	26,283	984,561
United Natural Foods, Inc.(1)	25,678	1,157,050
Weis Markets, Inc.	3,374	230,748
		3,430,540
Containers and Packaging — 0.2%
Myers Industries, Inc.	16,883	357,582
Distributors — 0.3%
GigaCloud Technology, Inc., Class A(1)	11,729	532,262
Diversified Consumer Services — 1.7%
American Public Education, Inc.(1)	4,846	275,640
Coursera, Inc.(1)	65,429	380,797
Covista, Inc.(1)	180	20,745
Frontdoor, Inc.(1)	26,525	1,402,112
Perdoceo Education Corp.	10,304	383,412
Stride, Inc.(1)	3,120	275,090
		2,737,796
Diversified REITs — 0.3%
American Assets Trust, Inc.	22,826	420,227
Diversified Telecommunication Services — 1.0%
GCI Liberty, Inc., Class C(1)	12,576	467,953
IDT Corp., Class B	7,493	367,906
Liberty Latin America Ltd., Class C(1)	45,080	397,606
Lumen Technologies, Inc.(1)	43,802	304,424
		1,537,889
Electric Utilities — 0.1%
MGE Energy, Inc.	1,211	93,598
Electrical Equipment — 4.2%
Allient, Inc.	6,999	413,571
Array Technologies, Inc.(1)	74,700	540,081
EnerSys	9,772	1,697,592
Nextpower, Inc., Class A(1)	14,702	1,772,326
Powell Industries, Inc.	2,140	1,157,911
Vicor Corp..(1)	6,058	975,338
		6,556,819
Electronic Equipment, Instruments and Components — 1.9%
Arlo Technologies, Inc.(1)	31,623	449,995

Daktronics, Inc.(1)	11,725	229,224
nLight, Inc.(1)	8,682	495,048
Rogers Corp.(1)	755	81,034
Sanmina Corp.(1)	2,116	274,318
ScanSource, Inc.(1)	10,101	366,666
TTM Technologies, Inc.(1)	11,197	1,090,812
		2,987,097
Energy Equipment and Services — 2.8%
Forum Energy Technologies, Inc.(1)	4,705	275,995
Helmerich & Payne, Inc.	13,487	485,937
Innovex International, Inc.(1)	18,994	463,264
National Energy Services Reunited Corp.(1)	6,946	149,131
Oil States International, Inc.(1)	26,197	304,933
ProPetro Holding Corp.(1)	21,105	304,123
TETRA Technologies, Inc.(1)	24,951	212,583
Tidewater, Inc.(1)	9,270	774,508
Transocean Ltd.(1)	31,221	206,995
Weatherford International PLC	12,583	1,190,100
		4,367,569
Entertainment — 0.4%
IMAX Corp.(1)	18,241	693,340
Financial Services — 1.3%
Essent Group Ltd.	7,912	462,377
Flywire Corp.(1)	50,110	583,281
Remitly Global, Inc.(1)	53,608	840,037
Sezzle, Inc.(1)(2)	2,384	150,883
		2,036,578
Food Products — 0.3%
Fresh Del Monte Produce, Inc.	7,432	299,212
Seneca Foods Corp., Class A(1)	1,024	154,747
		453,959
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A	1,674	66,156
UGI Corp.	16,969	618,011
		684,167
Health Care Equipment and Supplies — 2.1%
Alphatec Holdings, Inc.(1)	17,914	194,904
AtriCure, Inc.(1)	10,210	291,291
Avanos Medical, Inc.(1)	7,432	104,122
Axogen, Inc.(1)	3,237	107,242
Enovis Corp.(1)	25,293	575,416
Haemonetics Corp.(1)	1,818	102,463
Inspire Medical Systems, Inc.(1)	1,061	54,726
LivaNova PLC(1)	14,098	896,069
Merit Medical Systems, Inc.(1)	752	51,835
Tactile Systems Technology, Inc.(1)	11,003	287,509
Tandem Diabetes Care, Inc.(1)	32,370	620,533
		3,286,110
Health Care Providers and Services — 2.3%
AdaptHealth Corp.(1)	13,925	165,707
Addus HomeCare Corp.(1)	4,505	421,893
AMN Healthcare Services, Inc.(1)	18,984	348,167
Castle Biosciences, Inc.(1)	13,557	332,824
HealthEquity, Inc.(1)	5,201	434,648
Option Care Health, Inc.(1)	35,925	967,101

Pediatrix Medical Group, Inc.(1)	15,818	338,347
Progyny, Inc.(1)	36,153	613,878
		3,622,565
Health Care REITs — 0.8%
CareTrust REIT, Inc.	17,268	632,872
Diversified Healthcare Trust	83,979	557,621
		1,190,493
Health Care Technology — 0.4%
Phreesia, Inc.(1)	27,845	233,341
Teladoc Health, Inc.(1)(2)	63,985	348,718
		582,059
Hotel & Resort REITs — 0.6%
DiamondRock Hospitality Co.	99,877	935,848
Hotels, Restaurants and Leisure — 1.0%
Brinker International, Inc.(1)	2,610	372,630
Rush Street Interactive, Inc.(1)	38,074	828,109
Super Group SGHC Ltd.	40,436	436,709
		1,637,448
Household Durables — 1.6%
Cavco Industries, Inc.(1)	2,871	1,390,396
Champion Homes, Inc.(1)	9,708	721,984
Sonos, Inc.(1)	31,009	415,521
		2,527,901
Household Products — 0.8%
Central Garden & Pet Co., Class A(1)	15,024	487,078
Spectrum Brands Holdings, Inc.	9,629	709,657
		1,196,735
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	3,394	47,821
Hallador Energy Co.(1)	870	14,164
		61,985
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	5,033	57,678
Innovative Industrial Properties, Inc.	7,887	395,612
		453,290
Insurance — 1.1%
Horace Mann Educators Corp.	2,097	89,500
Palomar Holdings, Inc.(1)	9,139	1,092,110
Universal Insurance Holdings, Inc.	14,654	500,581
		1,682,191
Interactive Media and Services — 0.8%
Cargurus, Inc.(1)	22,672	771,982
Match Group, Inc.	6,689	205,419
QuinStreet, Inc.(1)	26,093	313,377
		1,290,778
IT Services — 0.2%
ASGN, Inc.(1)	6,892	266,789
Leisure Products — 0.8%
Brunswick Corp.	6,267	455,987
Peloton Interactive, Inc., Class A(1)	28,945	124,174
Polaris, Inc.	13,097	713,786
		1,293,947
Life Sciences Tools and Services — 1.0%
10X Genomics, Inc., Class A(1)	51,535	1,094,088
Charles River Laboratories International, Inc.(1)	1,507	259,958

Fortrea Holdings, Inc.(1)	29,903	281,686
		1,635,732
Machinery — 2.3%
Blue Bird Corp.(1)(2)	15,678	890,354
Kennametal, Inc.	5,590	201,967
Mueller Industries, Inc.	17,154	1,900,663
Proto Labs, Inc.(1)	11,864	676,485
		3,669,469
Marine Transportation — 0.6%
Matson, Inc.	5,489	899,867
Media — 0.1%
Magnite, Inc.(1)	12,862	152,801
Metals and Mining — 2.3%
Century Aluminum Co.(1)	4,478	262,814
Commercial Metals Co.	32,994	2,026,821
Compass Minerals International, Inc.(1)	16,590	387,377
Constellium SE(1)	27,206	668,723
SSR Mining, Inc.(1)	9,983	293,500
		3,639,235
Multi-Utilities — 0.5%
Avista Corp.	20,473	821,786
Office REITs — 0.1%
Easterly Government Properties, Inc.	6,337	135,802
Peakstone Realty Trust	1,588	33,173
		168,975
Oil, Gas and Consumable Fuels — 1.9%
Crescent Energy Co., Class A	14,535	196,223
Delek U.S. Holdings, Inc.	3,202	144,314
HF Sinclair Corp.	313	19,528
Par Pacific Holdings, Inc.(1)	18,972	1,188,406
Talos Energy, Inc.(1)	59,708	940,998
Teekay Corp. Ltd.	26,028	317,802
World Kinect Corp.	11,347	261,775
		3,069,046
Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	31,918	513,561
Herbalife Ltd.(1)	12,857	189,255
		702,816
Pharmaceuticals — 2.5%
Amneal Pharmaceuticals, Inc.(1)	71,807	892,561
ANI Pharmaceuticals, Inc.(1)	8,701	669,107
Collegium Pharmaceutical, Inc.(1)	15,780	521,845
Harmony Biosciences Holdings, Inc.(1)	5,935	166,239
Indivior Pharmaceuticals, Inc.(1)	15,464	471,343
Jazz Pharmaceuticals PLC(1)	2,036	384,906
Septerna, Inc.(1)	9,948	239,050
Supernus Pharmaceuticals, Inc.(1)	4,510	233,122
Theravance Biopharma, Inc.(1)	18,809	305,270
		3,883,443
Professional Services — 1.4%
Innodata, Inc.(1)(2)	5,956	230,020
Legalzoom.com, Inc.(1)	62,491	354,324
Maximus, Inc.	3,151	201,979
Upwork, Inc.(1)	59,804	655,452
Verra Mobility Corp.(1)	38,296	547,250

Willdan Group, Inc.(1)	3,541	271,099
		2,260,124
Real Estate Management and Development — 1.0%
Compass, Inc., Class A(1)	130,131	951,257
Cushman & Wakefield Ltd.(1)	30,937	379,288
eXp World Holdings, Inc.(2)	29,004	173,734
		1,504,279
Retail REITs — 0.6%
CBL & Associates Properties, Inc.	8,834	339,491
Tanger, Inc.	18,697	635,324
		974,815
Semiconductors and Semiconductor Equipment — 4.5%
Ambarella, Inc.(1)	4,329	222,835
Amkor Technology, Inc.	16,854	758,936
Axcelis Technologies, Inc.(1)	980	91,218
Cirrus Logic, Inc.(1)	12,992	1,878,903
FormFactor, Inc.(1)	5,240	508,228
Impinj, Inc.(1)	2,260	232,102
Kulicke & Soffa Industries, Inc.	7,893	518,728
Onto Innovation, Inc.(1)	733	150,316
Penguin Solutions, Inc.(1)	25,025	440,440
Rambus, Inc.(1)	5,997	515,922
Semtech Corp.(1)	10,394	799,195
SiTime Corp.(1)	505	174,402
Synaptics, Inc.(1)	3,132	219,365
Ultra Clean Holdings, Inc.(1)	9,729	604,949
		7,115,539
Software — 6.6%
Adeia, Inc.	28,681	689,204
Alarm.com Holdings, Inc.(1)	2,524	109,012
Amplitude, Inc., Class A(1)	22,808	155,551
Appfolio, Inc., Class A(1)	324	51,134
Appian Corp., Class A(1)	4,277	103,119
Asana, Inc., Class A(1)	25,733	164,691
Blackbaud, Inc.(1)	3,776	145,791
BlackLine, Inc.(1)	7,748	286,676
Box, Inc., Class A(1)	45,463	1,074,745
Braze, Inc., Class A(1)	20,468	483,250
Clear Secure, Inc., Class A	18,727	906,574
Commvault Systems, Inc.(1)	2,733	212,873
Five9, Inc.(1)	18,477	280,296
Intapp, Inc.(1)	13,713	352,287
InterDigital, Inc.	1,140	344,280
LiveRamp Holdings, Inc.(1)	29,035	770,008
Mitek Systems, Inc.(1)	11,702	157,977
PagerDuty, Inc.(1)	31,413	195,075
Pegasystems, Inc.	17,242	733,820
Q2 Holdings, Inc.(1)	14,670	693,891
Rapid7, Inc.(1)	5,134	28,288
RingCentral, Inc., Class A	32,684	1,215,518
SPS Commerce, Inc.(1)	4,037	224,740
Tenable Holdings, Inc.(1)	7,188	121,585
Teradata Corp.(1)	15,098	386,962
UiPath, Inc., Class A(1)(2)	14,522	161,194
Varonis Systems, Inc.(1)	1,177	25,270

Zeta Global Holdings Corp., Class A(1)	22,332	355,525
		10,429,336
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(1)	6,539	597,469
American Eagle Outfitters, Inc.	41,902	699,764
Bath & Body Works, Inc.	5,360	100,071
RealReal, Inc.(1)	47,578	432,008
Sally Beauty Holdings, Inc.(1)	5,163	71,508
Signet Jewelers Ltd.	15,252	1,290,929
Victoria's Secret & Co.(1)	2,690	124,708
Warby Parker, Inc., Class A(1)	31,820	670,447
		3,986,904
Textiles, Apparel and Luxury Goods — 0.9%
Crocs, Inc.(1)	8,712	723,270
Figs, Inc., Class A(1)	2,939	43,409
G-III Apparel Group Ltd.	23,520	651,504
Steven Madden Ltd.	1,100	37,312
		1,455,495
Trading Companies and Distributors — 1.1%
DXP Enterprises, Inc.(1)	3,899	544,807
Rush Enterprises, Inc., Class A	14,239	941,340
Xometry, Inc., Class A(1)	5,297	216,330
		1,702,477
TOTAL COMMON STOCKS (Cost $127,180,065)		157,059,999
RIGHTS — 0.0%
Biotechnology — 0.0%
Poseida Therapeutics, Inc.(1)(2)	31,092	15,546
Pharmaceuticals — 0.0%
Avadel Pharmaceuticals PLC(1)	10,936	6,999
TOTAL RIGHTS (Cost $22,545)		22,545
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,856	2,856
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,173,816	1,173,816
		1,176,672
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $827,262), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $811,082)		811,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,987,672)		1,987,672
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $129,190,282)		159,070,216
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,372,346)
TOTAL NET ASSETS — 100.0%		$157,697,870

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,296,082. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,298,526, which includes securities collateral of $1,124,710.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$157,059,999	—	—
Rights	22,545	—	—
Short-Term Investments	1,176,672	$811,000	—
	$158,259,216	$811,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.